5. JOINT DEVELOPMENT AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
5. JOINT DEVELOPMENT AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.

On May 31, 2012, the Company entered into a Joint Research and Product Development Agreement (the “Joint Development Agreement”) with Sumitomo Precision Products Co., Ltd. (“SPP”), a publicly-listed Japanese corporation for the commercialization of Visualant’s SPM technology.  A copy of the Joint Development Agreement was filed by the Company with its Form 8-K filed June 4, 2012.

SPP invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012.  SPP also paid the Company an initial payment of $1 million in accordance with the terms of the License Agreement filed by the Company with its Form 8-K filed June 4, 2012. A running royalty for the license granted under the License Agreement will be negotiated at the completion of the Joint Development Agreement.

The parties have been working together since 2011, developing and testing the SPM products, analyzing the market potential for the SPM technology and developing a product plan.

SPP is publicly traded on the Tokyo and Osaka Stock Exchanges and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world. Additional details are available at http://www.spp.co.jp/English/index2-e.html.